Short-term Bank Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Short-Term Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Short-term Bank Borrowings

Outstanding balances of short-term bank borrowings as of September 30, 2024 and 2025 consisted of the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,404,692
	10,000,000	10,000,000	1,404,692

Schedule of Short-Term Bank Borrowings

Short-term bank borrowings as at September 30, 2025 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at September 30, 2025
				RMB	US$
May 19, 2026	Operating loan	BOC	2.60%	4,000,000	561,877
May 19, 2026	Operating loan	BOC	2.60%	6,000,000	842,815
				10,000,000	1,404,692